Debt, Warrants (Q3) (Details)	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Nov. 03, 2016	Jul. 26, 2016
Risk-Free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input			0.0133	0.0094
Expected Warrant Option Life [Member]
Warrants and Rights Note Disclosure [Abstract]
Expected warrant option life			5 years 6 months	3 years 6 months
Affiliates [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants issued (in shares) | shares	4	4
Exercise price of warrants (in dollars per share)	$ 30,912	$ 30,912
Value of warrants (in dollars per share)	$ 22,764	$ 22,764
Affiliates [Member] | Expected Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	0	0
Affiliates [Member] | Expected Stock Price Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	0.8704	0.8704
Affiliates [Member] | Risk-Free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	0.0220	0.0220
Affiliates [Member] | Expected Warrant Option Life [Member]
Warrants and Rights Note Disclosure [Abstract]
Expected warrant option life	6 years 3 months	6 years 3 months
Silicon Valley Bank [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants issued (in shares) | shares	9	9
Exercise price of warrants (in dollars per share)	$ 43,848	$ 43,848
Value of warrants (in dollars per share)	$ 32,424	$ 32,424
Silicon Valley Bank [Member] | Expected Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	0	0
Silicon Valley Bank [Member] | Expected Stock Price Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	0.8807	0.8807
Silicon Valley Bank [Member] | Risk-Free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	0.0186	0.0186
Silicon Valley Bank [Member] | Expected Warrant Option Life [Member]
Warrants and Rights Note Disclosure [Abstract]
Expected warrant option life	6 years 3 months	6 years 3 months